Shareholder Report, Holdings (Details)	Jul. 31, 2024
Columbia Floating Rate Fund - Class A | Medline Borrower LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Floating Rate Fund - Class A | Cloud Software Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Class A | Entain PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Class A | McAfee Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Class A | Great Outdoors Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Class A | Peraton Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A | Central Parent LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A | Clydesdale Acquisition Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A | Creative Artists Agency LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A | Whatabrands LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Floating Rate Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Floating Rate Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Columbia Floating Rate Fund - Class A | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Floating Rate Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Floating Rate Fund - Class A | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Columbia Floating Rate Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Floating Rate Fund - Class A | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Floating Rate Fund - Class A | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Floating Rate Fund - Advisor Class | Medline Borrower LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Floating Rate Fund - Advisor Class | Cloud Software Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Advisor Class | Entain PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Advisor Class | McAfee Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Advisor Class | Great Outdoors Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Advisor Class | Peraton Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Advisor Class | Central Parent LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Advisor Class | Clydesdale Acquisition Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Advisor Class | Creative Artists Agency LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Advisor Class | Whatabrands LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Advisor Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Floating Rate Fund - Advisor Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Floating Rate Fund - Advisor Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Columbia Floating Rate Fund - Advisor Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Floating Rate Fund - Advisor Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Floating Rate Fund - Advisor Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Columbia Floating Rate Fund - Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Floating Rate Fund - Advisor Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Floating Rate Fund - Advisor Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Floating Rate Fund - Class C | Medline Borrower LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Floating Rate Fund - Class C | Cloud Software Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Class C | Entain PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Class C | McAfee Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Class C | Great Outdoors Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Class C | Peraton Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C | Central Parent LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C | Clydesdale Acquisition Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C | Creative Artists Agency LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C | Whatabrands LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Floating Rate Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Floating Rate Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Columbia Floating Rate Fund - Class C | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Floating Rate Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Floating Rate Fund - Class C | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Columbia Floating Rate Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Floating Rate Fund - Class C | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Floating Rate Fund - Class C | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Floating Rate Fund - Institutional Class | Medline Borrower LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Floating Rate Fund - Institutional Class | Cloud Software Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional Class | Entain PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional Class | McAfee Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional Class | Great Outdoors Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional Class | Peraton Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class | Central Parent LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class | Clydesdale Acquisition Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class | Creative Artists Agency LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class | Whatabrands LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Floating Rate Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Floating Rate Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Columbia Floating Rate Fund - Institutional Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Floating Rate Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Floating Rate Fund - Institutional Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Columbia Floating Rate Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Floating Rate Fund - Institutional Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Floating Rate Fund - Institutional Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Floating Rate Fund - Institutional 2 Class | Medline Borrower LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Floating Rate Fund - Institutional 2 Class | Cloud Software Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional 2 Class | Entain PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional 2 Class | McAfee Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional 2 Class | Great Outdoors Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional 2 Class | Peraton Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class | Central Parent LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class | Clydesdale Acquisition Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class | Creative Artists Agency LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class | Whatabrands LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Floating Rate Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Floating Rate Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Columbia Floating Rate Fund - Institutional 2 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Floating Rate Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Floating Rate Fund - Institutional 2 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Columbia Floating Rate Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Floating Rate Fund - Institutional 2 Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Floating Rate Fund - Institutional 2 Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Floating Rate Fund - Institutional 3 Class | Medline Borrower LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Floating Rate Fund - Institutional 3 Class | Cloud Software Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional 3 Class | Entain PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional 3 Class | McAfee Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional 3 Class | Great Outdoors Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional 3 Class | Peraton Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class | Central Parent LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class | Clydesdale Acquisition Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class | Creative Artists Agency LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class | Whatabrands LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Floating Rate Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Floating Rate Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Columbia Floating Rate Fund - Institutional 3 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Floating Rate Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Floating Rate Fund - Institutional 3 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Columbia Floating Rate Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Floating Rate Fund - Institutional 3 Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Floating Rate Fund - Institutional 3 Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%